Income Taxes Rollforward of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year	$ 4,888
Balance, end of year	63,955	$ 4,888
Domestic Tax Authority [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year	0	0	$ 0
Balance, end of year	55,474	0	0
Foreign Tax Authority
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year	4,888	0	0
Balance, end of year	8,481	4,888	0
Tax provision [Domain] | Domestic Tax Authority [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	55,474	0	0
Tax provision [Domain] | Foreign Tax Authority
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	4,146	4,888	0
Foreign Currency Gain (Loss) [Member] | Foreign Tax Authority
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (553)	$ 0	$ 0